Basis of Presentation and Consolidation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of Accrued Liabilities
The components of accrued liabilities on the balance sheet as of December 31, 2023 and 2022 are as follows (in thousands):

	December 31,
	2023	2022
Accrued compensation and benefits	$2,789	$3,129
Accrued expenses	631	207
Accrued severance	189	—
Accrued litigation settlement (1)	171	429
Accrued interest	36	13
Total accrued liabilities	$3,816	$3,778
__________________
(1)In July 2022, the Company entered into a litigation settlement agreement with a vendor of Huddled Masses related to a delinquent balance from 2019 and agreed to pay a total of $0.5 million with monthly installment payments over 24 months beginning September 1, 2022.
The components of accrued liabilities on the balance sheet as of September 30, 2024 and December 31, 2023 are as follows (in thousands):

	September 30, 2024	December 31, 2023
Accrued compensation and benefits	$277	$2,789
Accrued expenses	534	631
Accrued severance	—	189
Accrued litigation settlement (1)	—	171
Accrued interest	70	36
Total accrued liabilities	$881	$3,816
__________________
(1)In July 2022, the Company entered into a litigation settlement agreement with a vendor of Huddled Masses related to a delinquent balance from 2019 and agreed to pay a total of $0.5 million with monthly installment payments over 24 months beginning September 1, 2022.